INTEREST-BEARING LOANS AND BORROWINGS - Short-term loans from banks, interest rate (Details)	Jun. 30, 2024	Dec. 31, 2023
Short-term Loans | Minimum
Short-term loans from banks
Short-term loans, interest rate		6.70%
Short-term Loans | Maximum
Short-term loans from banks
Short-term loans, interest rate		15.00%
Short-term Loans | VND | Minimum
Short-term loans from banks
Short-term loans, interest rate	7.20%
Short-term Loans | VND | Maximum
Short-term loans from banks
Short-term loans, interest rate	15.00%
Short-term Loans | USD
Short-term loans from banks
Short-term loans, interest rate	10.50%
Short-term Loans | EUR | Minimum
Short-term loans from banks
Short-term loans, interest rate	6.62%
Short-term Loans | EUR | Maximum
Short-term loans from banks
Short-term loans, interest rate	6.74%
UPAS Letter of Credit | Minimum
Short-term loans from banks
Short-term loans, interest rate		10.50%
UPAS Letter of Credit | Maximum
Short-term loans from banks
Short-term loans, interest rate		14.50%
UPAS Letter of Credit | VND | Minimum
Short-term loans from banks
Short-term loans, interest rate	12.80%
UPAS Letter of Credit | VND | Maximum
Short-term loans from banks
Short-term loans, interest rate	14.50%
UPAS Letter of Credit | USD | Minimum
Short-term loans from banks
Short-term loans, interest rate	9.50%
UPAS Letter of Credit | USD | Maximum
Short-term loans from banks
Short-term loans, interest rate	11.50%